Note 16 - Income Taxes (Details) - Aggregate Changes in Balance of Gross Unrecognized Tax Benefits	12 Months Ended
Dec. 31, 2013 USD ($)
Aggregate Changes in Balance of Gross Unrecognized Tax Benefits [Abstract]
Balance, beginning of year	$ 140,000
Balance, end of year	147,000
Additions for tax positions related to prior years	$ 7,000